UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

1

Advisor Class: ABYSX

May 31, 2024

AB Discovery Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.84%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,346	$10,858	$10,212
11/15	$10,471	$11,157	$10,261
11/16	$12,234	$12,056	$11,919
11/17	$13,854	$14,813	$13,475
11/18	$13,530	$15,743	$13,330
11/19	$13,913	$18,279	$14,222
11/20	$13,799	$21,470	$14,366
11/21	$18,871	$27,464	$18,663
11/22	$17,592	$24,935	$18,144
11/23	$17,720	$28,386	$17,913
05/24	$20,531	$33,028	$20,503

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	15.86%	25.84%	10.18%	7.46%
Advisor Class (with sales charge)	15.86%	25.84%	10.18%	7.46%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABYSX-S for the most recent performance information.

Advisor Class: ABYSX

2

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Advisor Class: ABYSX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABYSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABYSX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

DV-ADV-0154-0524

Advisor Class: ABYSX

1

Class I: ABSIX

May 31, 2024

AB Discovery Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.90%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,349	$10,858	$10,212
11/15	$10,474	$11,157	$10,261
11/16	$12,239	$12,056	$11,919
11/17	$13,864	$14,813	$13,475
11/18	$13,538	$15,743	$13,330
11/19	$13,918	$18,279	$14,222
11/20	$13,808	$21,470	$14,366
11/21	$18,877	$27,464	$18,663
11/22	$17,591	$24,935	$18,144
11/23	$17,710	$28,386	$17,913
05/24	$20,514	$33,028	$20,503

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	15.83%	25.74%	10.15%	7.45%
Class I (with sales charge)	15.83%	25.74%	10.15%	7.45%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABSIX-S for the most recent performance information.

Class I: ABSIX

2

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class I: ABSIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABSIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

DV-I-0154-0524

Class I: ABSIX

1

Class A: ABVAX

May 31, 2024

AB Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.94%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 1000 Value Index
05/14	$9,573	$10,000	$10,000
11/14	$10,154	$10,858	$10,686
11/15	$9,842	$11,157	$10,567
11/16	$10,279	$12,056	$11,837
11/17	$11,583	$14,813	$13,592
11/18	$11,291	$15,743	$13,994
11/19	$11,758	$18,279	$15,580
11/20	$11,668	$21,470	$15,848
11/21	$14,664	$27,464	$19,374
11/22	$15,162	$24,935	$19,844
11/23	$16,276	$28,386	$20,113
05/24	$18,708	$33,028	$22,848

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	14.94%	25.40%	12.17%	6.93%
Class A (with sales charge)	10.05%	20.05%	11.20%	6.46%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVAX-S for the most recent performance information.

Class A: ABVAX

2

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Class A: ABVAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VAL-A-0154-0524

Class A: ABVAX

1

Advisor Class: ABIYX

May 31, 2024

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Fund Information

AB International Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	1.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
05/14	$10,000	$10,000
11/14	$9,422	$9,402
11/15	$9,458	$9,125
11/16	$9,055	$8,792
11/17	$11,417	$11,189
11/18	$9,600	$10,301
11/19	$10,053	$11,582
11/20	$9,985	$12,320
11/21	$11,165	$13,647
11/22	$10,664	$12,262
11/23	$11,717	$13,778
05/24	$13,133	$15,686

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	12.08%	15.21%	7.69%	2.76%
Advisor Class (with sales charge)	12.08%	15.21%	7.69%	2.76%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIYX-S for the most recent performance information.

Advisor Class: ABIYX

2

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Country Breakdown

Value	Value
Japan	18.9%
United Kingdom	12.9%
United States	11.5%
France	9.1%
Netherlands	8.2%
Germany	7.4%
Switzerland	5.4%
Hong Kong	2.7%
South Korea	2.2%
Portugal	2.0%
Short-Term Investments	1.9%
Canada	1.9%
Austria	1.8%
Taiwan	1.8%
Others	12.3%

Advisor Class: ABIYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

IV-ADV-0154-0524

Advisor Class: ABIYX

1

Class Z: ABSZX

May 31, 2024

AB Discovery Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABSZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.80%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,354	$10,858	$10,212
11/15	$10,489	$11,157	$10,261
11/16	$12,265	$12,056	$11,919
11/17	$13,903	$14,813	$13,475
11/18	$13,590	$15,743	$13,330
11/19	$13,984	$18,279	$14,222
11/20	$13,884	$21,470	$14,366
11/21	$18,988	$27,464	$18,663
11/22	$17,713	$24,935	$18,144
11/23	$17,850	$28,386	$17,913
05/24	$20,687	$33,028	$20,503

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class Z (without sales charge)	15.90%	25.89%	10.24%	7.54%
Class Z (with sales charge)	15.90%	25.89%	10.24%	7.54%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABSZX-S for the most recent performance information.

Class Z: ABSZX

2

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class Z: ABSZX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABSZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABSZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

DV-Z-0154-0524

Class Z: ABSZX

1

Class A: ABASX

May 31, 2024

AB Discovery Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABASX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.09%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 2500 Value Index
05/14	$9,577	$10,000	$10,000
11/14	$9,896	$10,858	$10,212
11/15	$9,982	$11,157	$10,261
11/16	$11,635	$12,056	$11,919
11/17	$13,140	$14,813	$13,475
11/18	$12,803	$15,743	$13,330
11/19	$13,133	$18,279	$14,222
11/20	$12,990	$21,470	$14,366
11/21	$17,723	$27,464	$18,663
11/22	$16,485	$24,935	$18,144
11/23	$16,558	$28,386	$17,913
05/24	$19,166	$33,028	$20,503

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	15.75%	25.55%	9.90%	7.18%
Class A (with sales charge)	10.84%	20.21%	8.95%	6.72%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABASX-S for the most recent performance information.

Class A: ABASX

2

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class A: ABASX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABASX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABASX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

DV-A-0154-0524

Class A: ABASX

1

Class C: ABVCX

May 31, 2024

AB Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.70%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	Russell 1000 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,572	$10,858	$10,686
11/15	$10,174	$11,157	$10,567
11/16	$10,544	$12,056	$11,837
11/17	$11,793	$14,813	$13,592
11/18	$11,413	$15,743	$13,994
11/19	$11,796	$18,279	$15,580
11/20	$11,615	$21,470	$15,848
11/21	$14,489	$27,464	$19,374
11/22	$14,868	$24,935	$19,844
11/23	$15,841	$28,386	$20,113
05/24	$18,136	$33,028	$22,848

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	14.48%	24.42%	11.32%	6.13%
Class C (with sales charge)	13.48%	23.42%	11.32%	6.13%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVCX-S for the most recent performance information.

Class C: ABVCX

2

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Class C: ABVCX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

VAL-C-0154-0524

Class C: ABVCX

1

Class A: ABIAX

May 31, 2024

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Fund Information

AB International Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.25%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI EAFE Index (net)
05/14	$9,572	$10,000
11/14	$9,007	$9,402
11/15	$9,019	$9,125
11/16	$8,615	$8,792
11/17	$10,835	$11,189
11/18	$9,080	$10,301
11/19	$9,486	$11,582
11/20	$9,405	$12,320
11/21	$10,488	$13,647
11/22	$9,986	$12,262
11/23	$10,949	$13,778
05/24	$12,258	$15,686

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	11.96%	15.00%	7.42%	2.50%
Class A (with sales charge)	7.22%	10.07%	6.50%	2.06%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIAX-S for the most recent performance information.

Class A: ABIAX

2

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Country Breakdown

Value	Value
Japan	18.9%
United Kingdom	12.9%
United States	11.5%
France	9.1%
Netherlands	8.2%
Germany	7.4%
Switzerland	5.4%
Hong Kong	2.7%
South Korea	2.2%
Portugal	2.0%
Short-Term Investments	1.9%
Canada	1.9%
Austria	1.8%
Taiwan	1.8%
Others	12.3%

Class A: ABIAX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABIAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABIAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

IV-A-0154-0524

Class A: ABIAX

1

Advisor Class: ABVYX

May 31, 2024

AB Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$37	0.69%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,620	$10,858	$10,686
11/15	$10,319	$11,157	$10,567
11/16	$10,805	$12,056	$11,837
11/17	$12,212	$14,813	$13,592
11/18	$11,930	$15,743	$13,994
11/19	$12,458	$18,279	$15,580
11/20	$12,400	$21,470	$15,848
11/21	$15,620	$27,464	$19,374
11/22	$16,192	$24,935	$19,844
11/23	$17,417	$28,386	$20,113
05/24	$20,042	$33,028	$22,848

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	15.07%	25.59%	12.44%	7.20%
Advisor Class (with sales charge)	15.07%	25.59%	12.44%	7.20%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVYX-S for the most recent performance information.

Advisor Class: ABVYX

2

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Advisor Class: ABVYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VAL-ADV-0154-0524

Advisor Class: ABVYX

1

Class C: ABICX

May 31, 2024

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Fund Information

AB International Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABICX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI EAFE Index (net)
05/14	$10,000	$10,000
11/14	$9,371	$9,402
11/15	$9,313	$9,125
11/16	$8,826	$8,792
11/17	$11,024	$11,189
11/18	$9,175	$10,301
11/19	$9,511	$11,582
11/20	$9,352	$12,320
11/21	$10,352	$13,647
11/22	$9,782	$12,262
11/23	$10,644	$13,778
05/24	$11,876	$15,686

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	11.57%	14.15%	6.61%	1.73%
Class C (with sales charge)	10.57%	13.15%	6.61%	1.73%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABICX-S for the most recent performance information.

Class C: ABICX

2

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Country Breakdown

Value	Value
Japan	18.9%
United Kingdom	12.9%
United States	11.5%
France	9.1%
Netherlands	8.2%
Germany	7.4%
Switzerland	5.4%
Hong Kong	2.7%
South Korea	2.2%
Portugal	2.0%
Short-Term Investments	1.9%
Canada	1.9%
Austria	1.8%
Taiwan	1.8%
Others	12.3%

Class C: ABICX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABICX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABICX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

IV-C-0154-0524

Class C: ABICX

1

Class C: ABCSX

May 31, 2024

AB Discovery Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCSX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.84%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	Russell 2500 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,292	$10,858	$10,212
11/15	$10,312	$11,157	$10,261
11/16	$11,930	$12,056	$11,919
11/17	$13,374	$14,813	$13,475
11/18	$12,932	$15,743	$13,330
11/19	$13,169	$18,279	$14,222
11/20	$12,926	$21,470	$14,366
11/21	$17,502	$27,464	$18,663
11/22	$16,154	$24,935	$18,144
11/23	$16,108	$28,386	$17,913
05/24	$18,576	$33,028	$20,503

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	15.32%	24.57%	9.08%	6.39%
Class C (with sales charge)	14.32%	23.57%	9.08%	6.39%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 2500 Value Index	14.46%	23.62%	9.82%	7.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABCSX-S for the most recent performance information.

Class C: ABCSX

2

Key Fund Statistics

Net Assets	$2,449,547,398
# of Portfolio Holdings	95
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,743,496

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Cameco Corp.	$42,847,225	1.7%
PVH Corp.	$41,619,828	1.7%
MasTec, Inc.	$39,133,830	1.6%
Bath & Body Works, Inc.	$38,479,385	1.6%
First Citizens BancShares, Inc./NC - Class A	$37,953,117	1.5%
Jones Lang LaSalle, Inc.	$37,772,945	1.5%
PulteGroup, Inc.	$36,605,835	1.5%
ATI, Inc.	$36,570,969	1.5%
AutoNation, Inc.	$36,569,700	1.5%
Ralph Lauren Corp.	$34,775,939	1.4%
Total	$382,328,773	15.5%

Sector Allocation

Value	Value
Industrials	22.0%
Financials	18.8%
Consumer Discretionary	18.2%
Information Technology	11.1%
Energy	6.3%
Real Estate	5.6%
Health Care	4.9%
Materials	4.6%
Utilities	2.7%
Communication Services	2.7%
Consumer Staples	2.3%
Short-Term Investments	1.0%
Other assets less liabilities	-0.2%

Class C: ABCSX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABCSX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABCSX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

DV-C-0154-0524

Class C: ABCSX

1

Class I: ABVIX

May 31, 2024

AB Value Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABVIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.71%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 1000 Value Index
05/14	$10,000	$10,000	$10,000
11/14	$10,625	$10,858	$10,686
11/15	$10,327	$11,157	$10,567
11/16	$10,823	$12,056	$11,837
11/17	$12,226	$14,813	$13,592
11/18	$11,961	$15,743	$13,994
11/19	$12,490	$18,279	$15,580
11/20	$12,436	$21,470	$15,848
11/21	$15,665	$27,464	$19,374
11/22	$16,238	$24,935	$19,844
11/23	$17,477	$28,386	$20,113
05/24	$20,113	$33,028	$22,848

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	15.09%	25.66%	12.47%	7.24%
Class I (with sales charge)	15.09%	25.66%	12.47%	7.24%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%
Russell 1000 Value Index	13.60%	21.71%	10.74%	8.61%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ABVIX-S for the most recent performance information.

Class I: ABVIX

2

Key Fund Statistics

Net Assets	$428,690,192
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$1,163,851

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$18,078,279	4.2%
Wells Fargo & Co.	$15,713,601	3.7%
Progressive Corp. (The)	$14,523,482	3.4%
Merck & Co., Inc.	$13,090,432	3.1%
Bank of America Corp.	$12,682,828	3.0%
LyondellBasell Industries NV - Class A	$12,660,441	3.0%
PACCAR, Inc.	$12,598,462	2.9%
NXP Semiconductors NV	$12,451,840	2.9%
Baker Hughes Co.	$11,933,477	2.8%
Oracle Corp.	$11,133,519	2.6%
Total	$134,866,361	31.6%

Sector Allocation

Value	Value
Financials	17.8%
Health Care	16.8%
Information Technology	11.8%
Industrials	11.5%
Energy	8.7%
Consumer Staples	7.2%
Consumer Discretionary	6.2%
Materials	5.7%
Communication Services	5.5%
Utilities	4.7%
Real Estate	4.0%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%

Class I: ABVIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABVIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABVIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

VAL-I-0154-0524

Class I: ABVIX

1

Class I: AIVIX

May 31, 2024

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Fund Information

AB International Value Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AIVIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.00%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	MSCI EAFE Index (net)
05/14	$10,000	$10,000
11/14	$9,432	$9,402
11/15	$9,486	$9,125
11/16	$9,109	$8,792
11/17	$11,514	$11,189
11/18	$9,698	$10,301
11/19	$10,171	$11,582
11/20	$10,106	$12,320
11/21	$11,296	$13,647
11/22	$10,784	$12,262
11/23	$11,859	$13,778
05/24	$13,291	$15,686

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	12.08%	15.32%	7.70%	2.89%
Class I (with sales charge)	12.08%	15.32%	7.70%	2.89%
MSCI EAFE Index (net)	12.76%	18.53%	8.05%	4.60%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AIVIX-S for the most recent performance information.

Class I: AIVIX

2

Key Fund Statistics

Net Assets	$101,449,502
# of Portfolio Holdings	64
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$176,794

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	16.1%
Industrials	11.9%
Consumer Discretionary	11.8%
Health Care	10.4%
Consumer Staples	10.3%
Materials	9.9%
Communication Services	8.6%
Information Technology	7.7%
Energy	6.7%
Utilities	3.7%
Short-Term Investments	1.9%
Securities Lending Collateral	1.7%
Other assets less liabilities	-0.7%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$3,460,995	3.4%
Roche Holding AG	$2,754,868	2.7%
Nestle SA	$2,709,910	2.7%
NatWest Group PLC	$2,575,717	2.5%
Resona Holdings, Inc.	$2,460,723	2.4%
Koninklijke Ahold Delhaize NV	$2,290,187	2.2%
Airbus SE	$2,258,949	2.2%
Deutsche Telekom AG	$2,254,665	2.2%
ResMed, Inc.	$2,253,136	2.3%
Tokyo Electron Ltd.	$2,187,293	2.1%
Total	$25,206,443	24.7%

Country Breakdown

Value	Value
Japan	18.9%
United Kingdom	12.9%
United States	11.5%
France	9.1%
Netherlands	8.2%
Germany	7.4%
Switzerland	5.4%
Hong Kong	2.7%
South Korea	2.2%
Portugal	2.0%
Short-Term Investments	1.9%
Canada	1.9%
Austria	1.8%
Taiwan	1.8%
Others	12.3%

Class I: AIVIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AIVIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AIVIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

IV-I-0154-0524

Class I: AIVIX

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MAY 05.31.24

SEMI-ANNUAL REPORT

AB INTERNATIONAL VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Financials – 16.1%
Banks – 10.8%
ABN AMRO Bank NV (CVA)	73,570	$1,258,490
Bank of Ireland Group PLC	110,806	1,273,499
Danske Bank A/S	50,760	1,560,446
Erste Group Bank AG	38,130	1,873,715
NatWest Group PLC	636,719	2,575,717
Resona Holdings, Inc.	354,500	2,460,723

		11,002,590

Financial Services – 1.1%
ORIX Corp.	49,200	1,072,955

Insurance – 4.2%
ASR Nederland NV	29,216	1,414,007
Prudential PLC	154,124	1,476,303
SCOR SE	47,350	1,368,533

		4,258,843

		16,334,388

Industrials – 11.9%
Aerospace & Defense – 6.1%
Airbus SE	13,280	2,258,949
BAE Systems PLC	106,090	1,889,040
MTU Aero Engines AG	8,070	2,015,870

		6,163,859

Electrical Equipment – 0.9%
Fuji Electric Co., Ltd.	15,600	930,645

Machinery – 4.9%
Amada Co., Ltd.	90,800	1,025,068
IHI Corp.	50,500	1,306,772
Kawasaki Heavy Industries Ltd.	36,400	1,389,544
Techtronic Industries Co., Ltd.	104,500	1,285,533

		5,006,917

		12,101,421

Consumer Discretionary – 11.7%
Automobile Components – 0.6%
Forvia SE (Paris)(a)	38,839	637,608

Automobiles – 4.5%
BYD Co., Ltd. – Class H	36,000	1,010,134
Honda Motor Co., Ltd.	129,800	1,469,817
Stellantis NV (France)	94,767	2,101,423

		4,581,374

Hotels, Restaurants & Leisure – 0.7%
Entain PLC	75,410	657,131

abfunds.com	AB INTERNATIONAL VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 3.0%
Persimmon PLC	50,550	$944,387
Sony Group Corp.	26,100	2,142,829

		3,087,216

Specialty Retail – 1.2%
JD Sports Fashion PLC	752,610	1,236,972

Textiles, Apparel & Luxury Goods – 1.7%
Burberry Group PLC	49,590	657,770
Kering SA	3,010	1,040,603

		1,698,373

		11,898,674

Health Care – 10.4%
Health Care Equipment & Supplies – 2.9%
ConvaTec Group PLC(b)	196,523	626,537
ResMed, Inc. (CDI)	107,200	2,253,136

		2,879,673

Health Care Providers & Services – 1.6%
Fresenius SE & Co. KGaA(a)	50,890	1,623,711

Pharmaceuticals – 5.9%
GSK PLC	73,110	1,640,443
Merck KGaA	8,820	1,603,034
Roche Holding AG (Genusschein)	10,790	2,754,868

		5,998,345

		10,501,729

Consumer Staples – 10.3%
Beverages – 1.9%
Heineken NV(c)	19,390	1,945,555

Consumer Staples Distribution & Retail – 3.7%
Carrefour SA	93,270	1,521,001
Koninklijke Ahold Delhaize NV	73,846	2,290,187

		3,811,188

Food Products – 2.7%
Nestle SA (REG)	25,530	2,709,910

Personal Care Products – 2.0%
Haleon PLC	479,299	1,991,678

		10,458,331

Materials – 9.9%
Chemicals – 4.0%
Arkema SA	12,610	1,292,222
Kuraray Co., Ltd.	116,600	1,416,075
Tosoh Corp.	105,200	1,334,950

		4,043,247

4 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction Materials – 1.9%
CRH PLC	23,170	$1,894,379

Metals & Mining – 4.0%
Anglo American PLC	44,520	1,441,343
ArcelorMittal SA	59,300	1,564,487
Endeavour Mining PLC(c)	47,296	1,043,244

		4,049,074

		9,986,700

Communication Services – 8.6%
Diversified Telecommunication Services – 5.8%
Deutsche Telekom AG (REG)	92,730	2,254,665
Koninklijke KPN NV	393,390	1,474,939
Nippon Telegraph & Telephone Corp.	750,300	736,800
Telstra Group Ltd.	602,968	1,396,505

		5,862,909

Entertainment – 2.8%
Konami Group Corp.	24,500	1,717,102
Ubisoft Entertainment SA(a)	48,000	1,173,872

		2,890,974

		8,753,883

Information Technology – 7.7%
Semiconductors & Semiconductor Equipment – 6.3%
NXP Semiconductors NV	5,940	1,616,274
SK Hynix, Inc.	5,810	800,550
Taiwan Semiconductor Manufacturing Co., Ltd.	72,000	1,843,771
Tokyo Electron Ltd.	10,300	2,187,293

		6,447,888

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	26,160	1,386,030

		7,833,918

Energy – 6.7%
Energy Equipment & Services – 3.4%
Shell PLC	95,210	3,460,995

Oil, Gas & Consumable Fuels – 3.3%
Cameco Corp.	34,430	1,910,518
Repsol SA	86,094	1,405,458

		3,315,976

		6,776,971

Utilities – 3.7%
Electric Utilities – 3.7%
EDP – Energias de Portugal SA	507,734	2,065,985

abfunds.com	AB INTERNATIONAL VALUE FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Enel SpA	237,570	$1,724,925

		3,790,910

Total Common Stocks (cost $82,879,059)		98,436,925

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(d)(e)(f) (cost $1,976,565)	1,976,565	1,976,565

Total Investments Before Security Lending Collateral for Securities Loaned – 99.0% (cost $84,855,624)		100,413,490

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(d)(e)(f) (cost $1,706,540)	1,706,540	1,706,540

Total Investments – 100.7% (cost $86,562,164)		102,120,030
Other assets less liabilities – (0.7)%		(670,528)

Net Assets – 100.0%		$101,449,502

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	503	USD	538	06/12/2024	$(7,543)
Bank of America, NA	USD	530	EUR	492	06/12/2024	4,277
Bank of America, NA	CNH	6,709	USD	930	07/23/2024	2,554
Bank of America, NA	JPY	164,545	USD	1,067	08/16/2024	9,449
Barclays Bank PLC	USD	1,251	EUR	1,167	06/12/2024	15,295
Barclays Bank PLC	USD	1,489	EUR	1,365	06/12/2024	(7,230)
Barclays Bank PLC	GBP	1,812	USD	2,253	06/20/2024	(56,027)
Citibank, NA	CAD	2,587	USD	1,923	06/13/2024	24,405
Citibank, NA	USD	846	GBP	677	06/20/2024	16,339
Citibank, NA	USD	974	NOK	10,717	07/19/2024	48,064
Deutsche Bank AG	EUR	8,086	USD	8,857	06/12/2024	81,110
Deutsche Bank AG	EUR	500	USD	541	06/12/2024	(1,849)
Goldman Sachs Bank USA	USD	2,957	CHF	2,647	08/08/2024	(1,125)
Goldman Sachs Bank USA	USD	5,444	JPY	840,301	08/16/2024	(41,427)
HSBC Bank USA	BRL	2,958	USD	575	06/04/2024	11,707
HSBC Bank USA	USD	564	BRL	2,958	06/04/2024	(1,000)
HSBC Bank USA	USD	573	BRL	2,958	07/02/2024	(11,690)

6 | AB INTERNATIONAL VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	3,493	SEK	38,034	07/19/2024	$129,292
JPMorgan Chase Bank, NA	USD	673	ILS	2,484	07/25/2024	(1,069)
Morgan Stanley Capital Services, Inc.	BRL	2,958	USD	564	06/04/2024	999
Morgan Stanley Capital Services, Inc.	USD	570	BRL	2,958	06/04/2024	(6,918)
Morgan Stanley Capital Services, Inc.	USD	1,757	EUR	1,620	06/12/2024	1,557
Morgan Stanley Capital Services, Inc.	USD	6,253	AUD	9,746	06/27/2024	235,630
Morgan Stanley Capital Services, Inc.	KRW	3,601,634	USD	2,644	07/18/2024	33,362
Morgan Stanley Capital Services, Inc.	USD	285	KRW	389,065	07/18/2024	(2,590)
Morgan Stanley Capital Services, Inc.	USD	626	MXN	10,486	07/25/2024	(13,113)
Morgan Stanley Capital Services, Inc.	TWD	59,311	USD	1,861	08/23/2024	30,565
Standard Chartered Bank	USD	124	KRW	170,699	07/18/2024	39
Standard Chartered Bank	USD	164	TWD	5,320	08/23/2024	7
State Street Bank & Trust Co.	EUR	1,681	USD	1,838	06/12/2024	13,075
State Street Bank & Trust Co.	EUR	2,109	USD	2,266	06/12/2024	(23,092)
State Street Bank & Trust Co.	USD	1,930	EUR	1,791	06/12/2024	14,420
State Street Bank & Trust Co.	USD	1,114	EUR	1,023	06/12/2024	(3,289)
State Street Bank & Trust Co.	CAD	399	USD	294	06/13/2024	1,672
State Street Bank & Trust Co.	USD	320	CAD	441	06/13/2024	3,474
State Street Bank & Trust Co.	USD	156	CAD	210	06/13/2024	(1,488)
State Street Bank & Trust Co.	GBP	685	USD	858	06/20/2024	(14,757)
State Street Bank & Trust Co.	USD	651	GBP	516	06/20/2024	7,564
State Street Bank & Trust Co.	AUD	491	USD	327	06/27/2024	231
State Street Bank & Trust Co.	AUD	565	USD	364	06/27/2024	(12,368)
State Street Bank & Trust Co.	USD	322	AUD	485	06/27/2024	1,106
State Street Bank & Trust Co.	HKD	11,788	USD	1,512	07/18/2024	2,326
State Street Bank & Trust Co.	USD	324	HKD	2,526	07/18/2024	(380)
State Street Bank & Trust Co.	USD	123	KRW	166,267	07/18/2024	(2,805)
State Street Bank & Trust Co.	SEK	3,439	USD	323	07/19/2024	(4,837)
State Street Bank & Trust Co.	SGD	338	USD	251	07/25/2024	(42)
State Street Bank & Trust Co.	CHF	230	USD	254	08/08/2024	(3,069)
State Street Bank & Trust Co.	USD	294	CHF	264	08/08/2024	946
State Street Bank & Trust Co.	JPY	200,798	USD	1,301	08/16/2024	10,389
State Street Bank & Trust Co.	USD	259	JPY	40,200	08/16/2024	(81)
UBS AG	USD	1,418	SGD	1,904	07/25/2024	(5,892)

						$476,173

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2024, the market value of this security amounted to $626,537 or 0.6% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

abfunds.com	AB INTERNATIONAL VALUE FUND | 7

PORTFOLIO OF INVESTMENTS (continued)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

CDI – CHESS Depositary Interest

REG – Registered Shares

See notes to financial statements.

8 | AB INTERNATIONAL VALUE FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $82,879,059)	$98,436,925	(a)
Affiliated issuers (cost $3,683,105—including investment of cash collateral for securities loaned of $1,706,540)	3,683,105
Foreign currencies, at value (cost $356,828)	356,275
Unaffiliated dividends receivable	772,366
Unrealized appreciation on forward currency exchange contracts	699,854
Receivable due from Adviser	42,762
Receivable for shares of beneficial interest sold	7,996
Affiliated dividends receivable	7,280
Receivable for investment securities sold and foreign currency transactions	17

Total assets	104,006,580

Liabilities
Payable for collateral received on securities loaned	1,706,540
Unrealized depreciation on forward currency exchange contracts	223,681
Payable for investment securities purchased	184,155
Custody and accounting fees payable	170,812
Advisory fee payable	71,679
Administrative fee payable	43,628
Payable for shares of beneficial interest redeemed	22,184
Distribution fee payable	18,667
Transfer Agent fee payable	10,464
Trustees’ fees payable	5,037
Accrued expenses	100,231

Total liabilities	2,557,078

Net Assets	$101,449,502

Composition of Net Assets
Paid-in capital	$196,877,128
Accumulated loss	(95,427,626)

Net Assets	$101,449,502

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$71,572,913	4,616,468	$15.50	*

C	$1,173,472	76,959	$15.25

Advisor	$27,837,621	1,751,366	$15.89

I	$865,496	56,457	$15.33

(a)	Includes securities on loan with a value of $1,744,600 (see Note E).

*	The maximum offering price per share for Class A shares was $16.19 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $251,587)	$2,171,625
Affiliated issuers	45,126
Interest	545
Securities lending income	2,813	$2,220,109

Expenses
Advisory fee (see Note B)	418,813
Distribution fee—Class A	88,136
Distribution fee—Class C	5,655
Distribution fee—Class R	10,730
Distribution fee—Class K	9,558
Transfer agency—Class A	90,635
Transfer agency—Class C	1,600
Transfer agency—Advisor Class	35,116
Transfer agency—Class R	5,411
Transfer agency—Class K	7,647
Transfer agency—Class I	419
Administrative	53,506
Registration fees	44,684
Custody and accounting	39,839
Audit and tax	31,994
Printing	24,388
Legal	19,065
Trustees’ fees	10,440
Miscellaneous	14,633

Total expenses	912,269
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(242,019)

Net expenses		670,250

Net investment income		1,549,859

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		3,153,540
Forward currency exchange contracts		(737,418)
Foreign currency transactions		13,363
Net change in unrealized appreciation (depreciation) of:
Investments		8,081,561
Forward currency exchange contracts		526,447
Foreign currency denominated assets and liabilities		(12,249)

Net gain on investment and foreign currency transactions		11,025,244

Net Increase in Net Assets from Operations		$12,575,103

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,549,859	$2,101,417
Net realized gain (loss) on investment and foreign currency transactions	2,429,485	(869,158)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	8,595,759	9,320,084

Net increase in net assets from operations	12,575,103	10,552,343
Distributions to Shareholders
Class A	(808,378)	(798,838)
Class C	(4,082)	(3,034)
Advisor Class	(370,143)	(368,472)
Class R	(45,450)	(39,228)
Class K	(101,968)	(50,584)
Class I	(10,185)	(19,343)
Transactions in Shares of Beneficial Interest
Net decrease	(19,450,310)	(6,452,259)

Total increase (decrease)	(8,215,413)	2,820,585
Net Assets
Beginning of period	109,664,915	106,844,330

End of period	$101,449,502	$109,664,915

See notes to financial statements.

abfunds.com	AB INTERNATIONAL VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB International Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB INTERNATIONAL VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security

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NOTES TO FINANCIAL STATEMENTS (continued)

features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$16,334,388		$	– 0	–	$16,334,388
Industrials		– 0	–	12,101,421			– 0	–	12,101,421
Consumer Discretionary		– 0	–	11,898,674			– 0	–	11,898,674
Health Care		– 0	–	10,501,729			– 0	–	10,501,729
Consumer Staples		– 0	–	10,458,331			– 0	–	10,458,331
Materials		1,894,379		8,092,321			– 0	–	9,986,700
Communication Services		– 0	–	8,753,883			– 0	–	8,753,883
Information Technology		1,616,274		6,217,644			– 0	–	7,833,918
Energy		1,910,518		4,866,453			– 0	–	6,776,971
Utilities		– 0	–	3,790,910			– 0	–	3,790,910
Short-Term Investments		1,976,565		– 0	–		– 0	–	1,976,565
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		1,706,540		– 0	–		– 0	–	1,706,540

Total Investments in Securities		9,104,276		93,015,754	(a)		– 0	–	102,120,030
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	699,854			– 0	–	699,854
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(223,681)			– 0	–	(223,681)

Total		$9,104,276		$93,491,927		$	– 0	–	$102,596,203

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax

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NOTES TO FINANCIAL STATEMENTS (continued)

positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s

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NOTES TO FINANCIAL STATEMENTS (continued)

average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, 1.00%, 1.50%, 1.25% and 1.00% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, and Class I shares, respectively. For the six months ended May 31, 2024, such reimbursements/waivers amounted to $240,033. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.21%, 1.96%, .96 and .96% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2024, the reimbursement for such services amounted to $53,506.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $46,669 for the six months ended May 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $168 from the sale of Class A shares and received $151 and $39 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net

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NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2024, such waiver amounted to $1,217.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$145	$18,686	$16,855	$1,976	$45
Government Money Market Portfolio*	800	22,935	22,028	1,707	2

Total				$3,683	$47

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,494,980, $2,389,155 and $2,442,847 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees

abfunds.com	AB INTERNATIONAL VALUE FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding
U.S. government securities)	$24,486,722		$46,570,243
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$19,926,575
Gross unrealized depreciation	(3,892,536)

Net unrealized appreciation	$16,034,039

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts.

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NOTES TO FINANCIAL STATEMENTS (continued)

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended May 31, 2024, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

abfunds.com	AB INTERNATIONAL VALUE FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended May 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$699,854	Unrealized depreciation on forward currency exchange contracts	$223,681

Total		$699,854		$223,681

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(737,418)	$526,447

Total		$(737,418)	$526,447

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended May 31, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$32,773,648
Average principal amount of sale contracts	$29,276,985

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of May 31, 2024. Exchange-traded derivatives

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NOTES TO FINANCIAL STATEMENTS (continued)

and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$16,280	$(7,543)		$	– 0	–	$	– 0	–	$8,737
Barclays Bank PLC	15,295	(15,295)			– 0	–		– 0	–	– 0	–
Citibank, NA	88,808	– 0	–		– 0	–		– 0	–	88,808
Deutsche Bank AG	81,110	(1,849)			– 0	–		– 0	–	79,261
HSBC Bank USA	11,707	(11,707)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	129,292	(1,069)			– 0	–		– 0	–	128,223
Morgan Stanley Capital Services, Inc.	302,113	(22,621)			– 0	–		– 0	–	279,492
Standard Chartered Bank	46	– 0	–		– 0	–		– 0	–	46
State Street Bank & Trust Co.	55,203	(55,203)			– 0	–		– 0	–	– 0	–

Total	$699,854	$(115,287)		$	– 0	–	$	– 0	–	$584,567	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$7,543	$(7,543)		$	– 0	–	$	– 0	–	$ – 0	–
Barclays Bank PLC	63,257	(15,295)			– 0	–		– 0	–	47,962
Deutsche Bank AG	1,849	(1,849)			– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	42,552	– 0	–		– 0	–		– 0	–	42,552
HSBC Bank USA	12,690	(11,707)			– 0	–		– 0	–	983
JPMorgan Chase Bank, NA	1,069	(1,069)			– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	22,621	(22,621)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	66,208	(55,203)			– 0	–		– 0	–	11,005
UBS AG	5,892	– 0	–		– 0	–		– 0	–	5,892

Total	$223,681	$(115,287)		$	– 0	–	$	– 0	–	$108,394	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts,

abfunds.com	AB INTERNATIONAL VALUE FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities

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NOTES TO FINANCIAL STATEMENTS (continued)

lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,744,600	$1,706,540	$108,110	$1,211	$1,602	$769

*	As of May 31, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class A
Shares sold	133,796	492,927	$1,949,128	$6,826,875

Shares issued in reinvestment of dividends	52,140	57,109	722,659	719,566

Shares converted from Class C	1,683	13,666	24,046	189,467

Shares redeemed	(450,594)	(1,020,695)	(6,580,005)	(14,088,258)

Net decrease	(262,975)	(456,993)	$(3,884,172)	$(6,352,350)

abfunds.com	AB INTERNATIONAL VALUE FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class C
Shares sold	1,524	26,490	$22,271	$338,461

Shares issued in reinvestment of dividends	284	224	3,883	2,788

Shares converted to Class A	(1,708)	(13,908)	(24,046)	(189,467)

Shares redeemed	(2,223)	(8,129)	(31,862)	(108,491)

Net increase (decrease)	(2,123)	4,677	$(29,754)	$43,291

Advisor Class
Shares sold	25,907	88,843	$387,339	$1,257,008

Shares issued in reinvestment of dividends	21,469	23,124	304,641	298,306

Shares redeemed	(120,461)	(352,392)	(1,809,484)	(4,928,412)

Net decrease	(73,085)	(240,425)	$(1,117,504)	$(3,373,098)

Class R
Shares sold	18,953	63,064	$269,678	$865,087

Shares issued in reinvestment of dividends	3,300	3,133	45,416	39,199

Shares redeemed	(363,161)	(60,910)	(5,533,534)	(829,739)

Net increase (decrease)	(340,908)	5,287	$(5,218,440)	$74,547

Class K
Shares sold	43,662	371,101	$635,600	$5,078,128

Shares issued in reinvestment of dividends	7,394	4,034	101,967	50,583

Shares redeemed	(658,531)	(109,138)	(10,015,486)	(1,491,267)

Net increase (decrease)	(607,475)	265,997	$(9,277,919)	$3,637,444

Class I
Shares sold	10,223	13,061	$149,071	$175,700

Shares issued in reinvestment of dividends	729	1,215	9,970	15,124

Shares redeemed	(5,733)	(51,181)	(81,562)	(672,917)

Net increase (decrease)	5,219	(36,905)	$77,479	$(482,093)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate ("LIBOR") as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate ("SOFR"). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal

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NOTES TO FINANCIAL STATEMENTS (continued)

year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$1,279,499	$3,379,640

Total taxable distributions	$1,279,499	$3,379,640

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,837,393
Accumulated capital and other losses	(120,425,052	)(a)
Unrealized appreciation (depreciation)	5,925,136	(b)

Total accumulated earnings (deficit)	$(106,662,523)

(a)	As of November 30, 2023, the Fund had a net capital loss carryforward of $120,425,052.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund had a net short-term capital loss carryforward of $39,004,137 and a net long-term capital loss carryforward of $81,420,915 which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB INTERNATIONAL VALUE FUND | 29

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended May 31, 2024		Year Ended November 30,
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 14.02		$ 12.89	$ 13.94	$ 12.58	$ 12.84	$ 12.32

Income From Investment Operations

Net investment income(a)(b)	.21		.25	.74	.30	.11	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.44		1.03	(1.42)	1.15	(.23)	.36

Net increase (decrease) in net asset value from operations	1.65		1.28	(.68)	1.45	(.12)	.55

Less: Dividends

Dividends from net investment income	(.17)		(.15)	(.37)	(.09)	(.14)	(.03)

Net asset value, end of period	$ 15.50		$ 14.02	$ 12.89	$ 13.94	$ 12.58	$ 12.84

Total Return

Total investment return based on net asset value(c)*	11.96%		9.64%	(5.08)%+	11.51%	(.85)%	4.47%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$73		$68	$69	$79	$80	$102

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.25	%^	1.25%	1.25%	1.25%	1.25%	1.44%

Expenses, before waivers/reimbursements	1.69	%^	1.74%	1.76%	1.61%	1.65%	1.61%

Net investment income(b)	2.78	%^	1.84%	5.92%	2.10%	1.00%	1.56%

Portfolio turnover rate	23%		39%	42%	45%	48%	47%

See footnote summary on page 34.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2024		Year Ended November 30,
	(unaudited)		2023	2022	2021		2020		2019

Net asset value, beginning of period	$ 13.73		$ 12.61	$ 13.56	$ 12.25		$ 12.46		$ 12.02

Income From Investment Operations

Net investment income(a)(b)	.15		.15	.61	.20		.03		.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.01	(1.38)	1.11		(.24)		.34

Net increase (decrease) in net asset value from operations	1.57		1.16	(.77)	1.31		(.21)		.44

Less: Dividends

Dividends from net investment income	(.05)		(.04)	(.18)	– 0	–	(.00	)(d)	– 0	–

Net asset value, end of period	$ 15.25		$ 13.73	$ 12.61	$ 13.56		$ 12.25		$ 12.46

Total Return

Total investment return based on net asset value(c)*	11.57%		8.81%	(5.80)%+	10.69%		(1.67)%		3.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,173		$1,086	$938	$1,233		$2,178		$4,775

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	2.00	%^	2.00%	2.00%	2.00%		2.00%		2.22%

Expenses, before waivers/reimbursements	2.46	%^	2.52%	2.54%	2.38%		2.43%		2.37%

Net investment income(b)	2.06	%^	1.12%	4.97%	1.44%		.26%		.86%

Portfolio turnover rate	23%		39%	42%	45%		48%		47%

See footnote summary on page 34.

abfunds.com	AB INTERNATIONAL VALUE FUND | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended May 31, 2024		Year Ended November 30,
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 14.39		$ 13.23	$ 14.29	$ 12.90	$ 13.16	$ 12.63

Income From Investment Operations

Net investment income(a)(b)	.23		.29	.77	.35	.15	.23

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47		1.05	(1.42)	1.17	(.23)	.36

Net increase (decrease) in net asset value from operations	1.70		1.34	(.65)	1.52	(.08)	.59

Less: Dividends

Dividends from net investment income	(.20)		(.18)	(.41)	(.13)	(.18)	(.06)

Net asset value, end of period	$ 15.89		$ 14.39	$ 13.23	$ 14.29	$ 12.90	$ 13.16

Total Return

Total investment return based on net asset value(c)*	12.08%		9.87%	(4.77)%+	11.82%	(.68)%	4.72%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$28		$26	$27	$33	$32	$38

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00	%^	1.00%	1.00%	1.00%	1.00%	1.20%

Expenses, before waivers/reimbursements	1.44	%^	1.49%	1.51%	1.36%	1.40%	1.36%

Net investment income(b)	3.05	%^	2.07%	6.01%	2.36%	1.25%	1.84%

Portfolio turnover rate	23%		39%	42%	45%	48%	47%

See footnote summary on page 34.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

			Class I
	Six Months Ended May 31, 2024		Year Ended November 30,
	(unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 13.88		$ 12.80	$ 13.88	$ 12.57	$ 12.86	$ 12.35

Income From Investment Operations

Net investment income(a)(b)	.23		.25	.78	.32	.15	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.42		1.05	(1.42)	1.15	(.23)	.35

Net increase (decrease) in net asset value from operations	1.65		1.30	(.64)	1.47	(.08)	.59

Less: Dividends

Dividends from net investment income	(.20)		(.22)	(.44)	(.16)	(.21)	(.08)

Net asset value, end of period	$ 15.33		$ 13.88	$ 12.80	$ 13.88	$ 12.57	$ 12.86

Total Return

Total investment return based on net asset value(c)*	12.08%		9.97%	(4.83)%+	11.78%	(.64)%	4.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$865		$711	$1,129	$1,400	$1,829	$7,342

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00	%^	1.00%	1.00%	1.00%	1.00%	1.03%

Expenses, before waivers/reimbursements	1.29	%^	1.27%	1.26%	1.12%	1.14%	1.11%

Net investment income(b)	3.16	%^	1.82%	6.26%	2.28%	1.30%	1.97%

Portfolio turnover rate	23%		39%	42%	45%	48%	47%

See footnote summary on page 34.

abfunds.com	AB INTERNATIONAL VALUE FUND | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Amount is less than $.005.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2023, November 30, 2022, November 30, 2020 and November 30, 2019 by .02%, .01%, .04% and .19%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

34 | AB INTERNATIONAL VALUE FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB INTERNATIONAL VALUE FUND | 35

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

36 | AB INTERNATIONAL VALUE FUND	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2022 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2023.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it

abfunds.com	AB INTERNATIONAL VALUE FUND | 37

was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or

38 | AB INTERNATIONAL VALUE FUND	abfunds.com

temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested that the Adviser implement, effective June 1, 2024, a voluntary expense limitation agreement capping total expenses at 0.96% for Advisor Class shares of the Fund, with corresponding expense limitations for the other share classes, and the Adviser agreed to do so.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB INTERNATIONAL VALUE FUND | 39

NOTES

40 | AB INTERNATIONAL VALUE FUND	abfunds.com

NOTES

abfunds.com	AB INTERNATIONAL VALUE FUND | 41

NOTES

42 | AB INTERNATIONAL VALUE FUND	abfunds.com

AB INTERNATIONAL VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

IV-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB DISCOVERY VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Industrials – 22.0%
Building Products – 1.2%
Builders FirstSource, Inc.(a)	179,691	$28,892,516

Commercial Services & Supplies – 3.6%
ABM Industries, Inc.	542,862	25,661,087
MillerKnoll, Inc.	1,086,667	29,970,276
Stericycle, Inc.(a)	639,746	32,972,509

		88,603,872

Construction & Engineering – 5.4%
Dycom Industries, Inc.(a)	170,479	30,679,401
Fluor Corp.(a)	767,660	33,316,444
MasTec, Inc.(a)	348,631	39,133,830
WillScot Mobile Mini Holdings Corp.(a)	759,850	29,960,885

		133,090,560

Electrical Equipment – 1.9%
Regal Rexnord Corp.	171,464	25,640,726
Sensata Technologies Holding PLC	499,130	20,624,052

		46,264,778

Ground Transportation – 1.1%
ArcBest Corp.	267,285	28,203,913

Machinery – 3.7%
Gates Industrial Corp. PLC(a)	1,800,810	31,370,110
Middleby Corp. (The)(a)	224,449	28,933,721
Oshkosh Corp.	257,466	29,281,608

		89,585,439

Marine Transportation – 1.1%
Star Bulk Carriers Corp.(b)	991,742	26,856,373

Passenger Airlines – 1.0%
Alaska Air Group, Inc.(a)(b)	569,594	23,934,340

Professional Services – 1.9%
Robert Half, Inc.	427,303	27,445,671
WNS Holdings Ltd.(a)	405,175	20,343,837

		47,789,508

Trading Companies & Distributors – 1.1%
Herc Holdings, Inc.	182,180	26,428,853

		539,650,152

Financials – 18.7%
Banks – 10.1%
BankUnited, Inc.	733,802	21,052,779
Comerica, Inc.	579,309	29,683,793
First BanCorp./Puerto Rico	1,549,617	27,474,710

abfunds.com	AB DISCOVERY VALUE FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

First Citizens BancShares, Inc./NC – Class A(b)	22,346	$37,953,117
First Hawaiian, Inc.	1,344,349	27,330,615
Texas Capital Bancshares, Inc.(a)	395,957	23,868,288
Webster Financial Corp.	547,792	24,223,362
Wintrust Financial Corp.	296,445	29,232,442
Zions Bancorp NA	615,027	26,563,016

		247,382,122

Capital Markets – 4.3%
Cboe Global Markets, Inc.	180,366	31,201,514
Invesco Ltd.	1,492,702	23,450,348
Moelis & Co. – Class A	378,621	21,433,735
Stifel Financial Corp.	363,503	29,425,568

		105,511,165

Financial Services – 1.1%
Walker & Dunlop, Inc.	281,243	26,996,516

Insurance – 3.2%
American Financial Group, Inc./OH	190,015	24,684,849
Everest Group Ltd.	50,085	19,579,729
Hanover Insurance Group, Inc. (The)	125,599	16,570,276
Kemper Corp.	273,203	16,348,467

		77,183,321

		457,073,124

Consumer Discretionary – 18.2%
Automobile Components – 2.5%
Adient PLC(a)	984,811	27,811,063
BorgWarner, Inc.	970,859	34,620,832

		62,431,895

Diversified Consumer Services – 1.2%
ADT, Inc.	4,197,077	29,841,218

Hotels, Restaurants & Leisure – 1.4%
Dine Brands Global, Inc.(b)	366,543	14,460,121
Viking Holdings Ltd.(a)	611,088	19,194,274

		33,654,395

Household Durables – 2.6%
PulteGroup, Inc.	312,017	36,605,834
Taylor Morrison Home Corp.(a)	453,200	26,208,556

		62,814,390

Leisure Products – 1.2%
Brunswick Corp./DE	347,878	28,710,371

Specialty Retail – 4.4%
AutoNation, Inc.(a)	214,800	36,569,700
Bath & Body Works, Inc.(c)	740,843	38,479,385

2 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Dick’s Sporting Goods, Inc.	143,740	$32,720,974

		107,770,059

Textiles, Apparel & Luxury Goods – 4.9%
Crocs, Inc.(a)	103,740	16,146,094
PVH Corp.	346,803	41,619,828
Ralph Lauren Corp.	186,087	34,775,939
Tapestry, Inc.	658,356	28,631,902

		121,173,763

		446,396,091

Information Technology – 11.1%
Communications Equipment – 1.9%
Calix, Inc.(a)	699,214	24,961,940
Lumentum Holdings, Inc.(a)(b)	481,997	20,966,869

		45,928,809

Electronic Equipment, Instruments & Components – 2.4%
Avnet, Inc.	442,133	24,140,462
Belden, Inc.	291,278	27,872,392
TD SYNNEX Corp.	55,700	7,287,788

		59,300,642

Semiconductors & Semiconductor Equipment – 3.4%
Amkor Technology, Inc.	789,454	25,728,306
FormFactor, Inc.(a)	519,802	28,443,565
Synaptics, Inc.(a)	299,462	28,062,584

		82,234,455

Software – 3.4%
ACI Worldwide, Inc.(a)	707,939	25,492,883
CommVault Systems, Inc.(a)	261,331	28,115,296
Gen Digital, Inc.	1,245,961	30,937,212

		84,545,391

		272,009,297

Energy – 6.4%
Energy Equipment & Services – 1.0%
ChampionX Corp.	724,256	23,625,231

Oil, Gas & Consumable Fuels – 5.4%
Cameco Corp.(b)	771,883	42,847,225
HF Sinclair Corp.	318,551	17,593,572
International Seaways, Inc.	276,664	17,822,695
Magnolia Oil & Gas Corp. – Class A(b)	1,268,629	32,920,922
Northern Oil and Gas, Inc.(b)	513,543	21,019,315

		132,203,729

		155,828,960

abfunds.com	AB DISCOVERY VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 5.6%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc. – Class A	944,486	$14,497,860

Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	217,837	22,888,134

Industrial REITs – 1.9%
First Industrial Realty Trust, Inc.	395,749	18,647,693
STAG Industrial, Inc.	797,066	27,945,134

		46,592,827

Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.(a)	186,930	37,772,945

Residential REITs – 0.1%
Independence Realty Trust, Inc.	125,663	2,098,572

Specialized REITs – 0.6%
CubeSmart	348,356	14,738,942

		138,589,280

Health Care – 4.9%
Health Care Equipment & Supplies – 2.2%
Avantor, Inc.(a)	1,067,722	25,710,745
Integra LifeSciences Holdings Corp.(a)	698,921	21,596,659
Teleflex, Inc.	29,470	6,161,293

		53,468,697

Health Care Providers & Services – 1.9%
Acadia Healthcare Co., Inc.(a)	234,260	16,138,171
AMN Healthcare Services, Inc.(a)(b)	346,775	19,398,594
Pediatrix Medical Group, Inc.(a)	1,615,710	11,810,840

		47,347,605

Life Sciences Tools & Services – 0.8%
Fortrea Holdings, Inc.(a)(b)	731,969	18,584,693

		119,400,995

Materials – 4.6%
Chemicals – 2.4%
Avient Corp.	690,508	30,851,898
Element Solutions, Inc.	1,143,705	27,483,231

		58,335,129

Containers & Packaging – 0.7%
Berry Global Group, Inc.	314,398	18,826,152

Metals & Mining – 1.5%
ATI, Inc.(a)(b)	596,201	36,570,969

		113,732,250

4 | AB DISCOVERY VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 2.7%
Electric Utilities – 1.9%
IDACORP, Inc.	226,875	$21,659,756
Portland General Electric Co.(b)	586,439	26,131,722

		47,791,478

Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	626,288	19,108,047

		66,899,525

Communication Services – 2.7%
Media – 2.7%
Criteo SA (Sponsored ADR)(a)	792,336	30,916,951
Nexstar Media Group, Inc.	207,919	34,450,099

		65,367,050

Consumer Staples – 2.3%
Food Products – 2.3%
Lamb Weston Holdings, Inc.(b)	302,598	26,716,377
Nomad Foods Ltd.	1,637,342	28,751,726

		55,468,103

Total Common Stocks (cost $2,006,654,465)		2,430,414,827

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(d)(e)(f) (cost $24,664,339)	24,664,339	24,664,339

Total Investments – 100.2% (cost $2,031,318,804)		2,455,079,166
Other assets less liabilities – (0.2)%		(5,531,768)

Net Assets – 100.0%		$2,449,547,398

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	When-Issued or delayed delivery security.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,006,654,465)	$2,430,414,827	(a)
Affiliated issuers (cost $24,664,339)	24,664,339
Cash	2,695
Receivable for investment securities sold	8,341,297
Unaffiliated dividends and interest receivable	2,547,240
Receivable for shares of beneficial interest sold	460,294
Affiliated dividends receivable	60,390
Receivable due from Adviser	1,395

Total assets	2,466,492,477

Liabilities
Payable for investment securities purchased	12,573,437
Payable for shares of beneficial interest redeemed	1,973,848
Advisory fee payable	1,665,174
Transfer Agent fee payable	80,376
Distribution fee payable	64,758
Administrative fee payable	44,093
Trustees’ fees payable	14,034
Accrued expenses	529,359

Total liabilities	16,945,079

Net Assets	$2,449,547,398

Composition of Net Assets
Paid-in capital	$1,944,514,841
Distributable earnings	505,032,557

Net Assets	$2,449,547,398

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$237,612,222	10,558,131	$22.51	*

C	$5,928,770	320,860	$18.48

Advisor	$1,533,405,520	65,871,425	$23.28

I	$141,565,989	6,361,714	$22.25

Z	$531,034,897	23,913,339	$22.21

(a)	Includes securities on loan with a value of $205,085,624 (see Note E).

*	The maximum offering price per share for Class A shares was $23.51 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 | AB DISCOVERY VALUE FUND	abfunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $58,447)	$17,796,513
Affiliated issuers	420,347
Interest	1,929
Securities lending income	92,118	$18,310,907

Expenses
Advisory fee (see Note B)	9,755,551
Distribution fee—Class A	301,598
Distribution fee—Class C	30,735
Distribution fee—Class R	64,196
Distribution fee—Class K	14,560
Transfer agency—Class A	74,445
Transfer agency—Class C	1,988
Transfer agency—Advisor Class	464,984
Transfer agency—Class R	32,198
Transfer agency—Class K	11,648
Transfer agency—Class I	83,737
Transfer agency—Class Z	88,090
Printing	67,174
Registration fees	62,797
Administrative	53,443
Legal	29,201
Custody and accounting	29,175
Audit and tax	28,237
Trustees’ fees	27,293
Miscellaneous	104,541

Total expenses	11,325,591
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(12,055)

Net expenses		11,313,536

Net investment income		6,997,371

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions(a)		113,503,982
Foreign currency transactions		1,005
Net change in unrealized appreciation (depreciation) of:
Investments		258,154,925
Foreign currency denominated assets and liabilities		(94)

Net gain on investment and foreign currency transactions		371,659,818

Net Increase in Net Assets from Operations		$378,657,189

(a)

On April 10, 2024, the Fund had a redemption-in-kind with total proceeds in the amount of $128,469,786. The realized gain of $8,048,031, resulting from redemption-in-kind, will not be recognized for tax purposes.

See notes to financial statements.

abfunds.com	AB DISCOVERY VALUE FUND | 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,997,371	$20,789,897
Net realized gain on investment transactions	113,504,987	157,769,190
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	258,154,831	(163,654,421)

Net increase in net assets from operations	378,657,189	14,904,666
Distributions to Shareholders
Class A	(14,653,544)	(17,358,541)
Class C	(430,035)	(672,390)
Advisor Class	(89,029,031)	(99,824,843)
Class R	(1,670,906)	(2,216,296)
Class K	(785,359)	(1,163,963)
Class I	(8,557,743)	(9,286,407)
Class Z	(47,557,563)	(63,934,035)
Transactions in Shares of Beneficial Interest
Net decrease	(243,381,254)	(187,904,442)

Total decrease	(27,408,246)	(367,456,251)
Net Assets
Beginning of period	2,476,955,644	2,844,411,895

End of period	$2,449,547,398	$2,476,955,644

See notes to financial statements.

8 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Discovery Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,430,414,827		$	– 0	–	$	– 0	–	$2,430,414,827
Short-Term Investments	24,664,339			– 0	–		– 0	–	24,664,339

Total Investments in Securities	2,455,079,166			– 0	–		– 0	–	2,455,079,166
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,455,079,166		$	– 0	–	$	– 0	–	$2,455,079,166

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2024, the reimbursement for such services amounted to $53,443.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $312,886 for the six months ended May 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,537 from the sale of Class A shares and received $379 and $141 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of

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.15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2024, such waiver amounted to $11,566.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$383,501	$358,837	$24,664		$420
Government Money Market Portfolio*		– 0	–	95,401	95,401	– 0	–	11

Total						$24,664		$431

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,655,556, $2,843,695 and $920,435 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement

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NOTES TO FINANCIAL STATEMENTS (continued)

may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$558,059,306		$833,373,876
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$549,198,023
Gross unrealized depreciation	(125,437,661)

Net unrealized appreciation	$423,760,362

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the

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NOTES TO FINANCIAL STATEMENTS (continued)

spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense.

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NOTES TO FINANCIAL STATEMENTS (continued)

When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$205,085,624	$	– 0	–	$205,817,119	$81,435	$10,683	$489

*	As of May 31, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class A
Shares sold	321,861	957,997	$6,977,297	$19,531,630

Shares issued in reinvestment of dividends and distributions	658,911	776,559	13,145,264	15,507,875

Shares converted from Class C	14,012	73,227	302,551	1,510,468

Shares redeemed	(1,415,345)	(2,560,223)	(30,727,005)	(51,598,871)

Net decrease	(420,561)	(752,440)	$(10,301,893)	$(15,048,898)

Class C
Shares sold	7,054	33,620	$125,457	$566,444

Shares issued in reinvestment of dividends and distributions	24,817	38,072	407,988	636,186

Shares converted to Class A	(17,034)	(87,788)	(302,551)	(1,510,468)

Shares redeemed	(43,050)	(146,254)	(756,803)	(2,472,319)

Net decrease	(28,213)	(162,350)	$(525,909)	$(2,780,157)

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	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Advisor Class
Shares sold	4,179,733	9,883,963	$93,194,995	$206,602,701

Shares issued in reinvestment of dividends and distributions	3,891,957	4,150,578	80,213,235	85,460,405

Shares redeemed	(6,394,934)	(14,722,362)	(142,708,618)	(310,769,654)

Net increase (decrease)	1,676,756	(687,821)	$30,699,612	$(18,706,548)

Class R
Shares sold	69,531	147,660	$1,438,845	$2,885,444

Shares issued in reinvestment of dividends and distributions	87,390	115,492	1,670,906	2,216,296

Shares redeemed	(1,511,905)	(507,313)	(32,420,490)	(9,975,749)

Net decrease	(1,354,984)	(244,161)	$(29,310,739)	$(4,874,009)

Class K
Shares sold	44,741	123,631	$937,944	$2,498,608

Shares issued in reinvestment of dividends and distributions	40,028	59,386	785,355	1,163,959

Shares redeemed	(723,473)	(353,532)	(15,752,618)	(7,050,174)

Net decrease	(638,704)	(170,515)	$(14,029,319)	$(3,387,607)

Class I
Shares sold	629,405	1,459,737	$13,413,221	$29,084,307

Shares issued in reinvestment of dividends and distributions	431,277	467,059	8,500,478	9,224,416

Shares redeemed	(889,240)	(1,740,336)	(19,015,515)	(34,776,023)

Net increase	171,442	186,460	$2,898,184	$3,532,700

Class Z
Shares sold	1,087,876	4,523,928	$23,196,284	$90,137,986

Shares issued in reinvestment of dividends and distributions	2,387,457	3,231,226	46,937,399	63,655,144

Shares redeemed	(13,610,050)	(14,886,883)	(292,944,873)	(300,433,053)

Net decrease	(10,134,717)	(7,131,729)	$(222,811,190)	$(146,639,923)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

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Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$30,628,777	$233,593,877
Net long-term capital gains	163,827,698	69,541,032

Total taxable distributions	$194,456,475	$303,134,909

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,402,054
Undistributed capital gains	137,485,298
Unrealized appreciation (depreciation)	130,172,197	(a)

Total accumulated earnings (deficit)	$289,059,549

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 20.75	$ 22.19	$ 26.15	$ 19.27	$ 20.27	$ 22.06

Income From Investment Operations

Net investment income(a)(b)	.03	.12	.17	.20	.14	.12

Net realized and unrealized gain (loss) on investment transactions	3.07	(.08)	(1.73)	6.79	(.34)	.21

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.10	.04	(1.56)	6.99	(.20)	.33

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.19)	(.22)	(.11)	(.16)	(.06)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)	(2.06)

Total dividends and distributions	(1.34)	(1.48)	(2.40)	(.11)	(.80)	(2.12)

Net asset value, end of period	$ 22.51	$ 20.75	$ 22.19	$ 26.15	$ 19.27	$ 20.27

Total Return

Total investment return based on net asset value(d)*	15.75%	.44%	(6.98)%	36.43%	(1.09)%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$237,611	$227,835	$260,309	$327,794	$258,777	$368,201

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.09	%^	1.10%	1.08%	1.08%	1.15%	1.12%

Expenses, before waivers/reimbursements	1.09	%^	1.10%	1.08%	1.08%	1.15%	1.13%

Net investment income(b)	.30	%^	.57%	.75%	.82%	.87%	.64%

Portfolio turnover rate	22%	52%	50%	53%	52%	36%

See footnote summary on page 28.

abfunds.com	AB DISCOVERY VALUE FUND | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 17.23	$ 18.66	$ 22.30	$ 16.47	$ 17.42	$ 19.34

Income From Investment Operations

Net investment income (loss)(a)(b)	(.04)	(.03)	.00	(c)	.01	.02	(.02)

Net realized and unrealized gain (loss) on investment transactions	2.53	(.07)	(1.45)	5.82	(.32)	.16

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.49	(.10)	(1.45)	5.83	(.30)	.14

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.04)	(.01)	– 0	–	(.01)	– 0	–

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)	(2.06)

Total dividends and distributions	(1.24)	(1.33)	(2.19)	– 0	–	(.65)	(2.06)

Net asset value, end of period	$ 18.48	$ 17.23	$ 18.66	$ 22.30	$ 16.47	$ 17.42

Total Return

Total investment return based on net asset value(d)*	15.32%	(.28)%	(7.70)%	35.40%	(1.85)%	1.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,929	$6,016	$9,541	$13,548	$15,006	$36,124

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.84	%^	1.85%	1.83%	1.83%	1.90%	1.88%

Expenses, before waivers/reimbursements	1.84	%^	1.85%	1.83%	1.83%	1.90%	1.88%

Net investment income (loss)(b)	(.45	)%^	(.20)%	(.02)%	.03%	.12%	(.10)%

Portfolio turnover rate	22%	52%	50%	53%	52%	36%

See footnote summary on page 28.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 21.45	$ 22.89	$ 26.90	$ 19.83	$ 20.83	$ 22.62

Income From Investment Operations

Net investment income(a)(b)	.06	.17	.23	.27	.19	.18

Net realized and unrealized gain (loss) on investment transactions	3.16	(.06)	(1.78)	6.96	(.34)	.21

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.22	.11	(1.55)	7.23	(.15)	.39

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.26)	(.28)	(.16)	(.21)	(.12)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)	(2.06)

Total dividends and distributions	(1.39)	(1.55)	(2.46)	(.16)	(.85)	(2.18)

Net asset value, end of period	$ 23.28	$ 21.45	$ 22.89	$ 26.90	$ 19.83	$ 20.83

Total Return

Total investment return based on net asset value(d)*	15.86%	.73%	(6.78)%	36.76%	(.82)%	2.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,533,406	$1,376,938	$1,485,483	$1,738,004	$1,225,735	$1,310,091

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.84	%^	.85%	.83%	.83%	.90%	.87%

Expenses, before waivers/reimbursements	.84	%^	.85%	.83%	.83%	.90%	.88%

Net investment income(b)	.54	%^	.82%	1.00%	1.07%	1.10%	.89%

Portfolio turnover rate	22%	52%	50%	53%	52%	36%

See footnote summary on page 28.

abfunds.com	AB DISCOVERY VALUE FUND | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 20.56	$ 22.01	$ 25.96	$ 19.14	$ 20.13	$ 21.94

Income From Investment Operations

Net investment income(a)(b)	.05	.16	.22	.25	.18	.17

Net realized and unrealized gain (loss) on investment transactions	3.03	(.07)	(1.72)	6.73	(.32)	.20

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.08	.09	(1.50)	6.98	(.14)	.37

Less: Dividends and Distributions

Dividends from net investment income	(.15)	(.25)	(.27)	(.16)	(.21)	(.12)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)	(2.06)

Total dividends and distributions	(1.39)	(1.54)	(2.45)	(.16)	(.85)	(2.18)

Net asset value, end of period	$ 22.25	$ 20.56	$ 22.01	$ 25.96	$ 19.14	$ 20.13

Total Return

Total investment return based on net asset value(d)*	15.83%	.68%	(6.81)%	36.71%	(.79)%	2.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$141,566	$127,295	$132,169	$152,215	$178,761	$231,569

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.90	%^	.88%	.86%	.86%	.90%	.88%

Expenses, before waivers/reimbursements	.90	%^	.88%	.86%	.86%	.90%	.88%

Net investment income(b)	.48	%^	.79%	.97%	1.03%	1.11%	.89%

Portfolio turnover rate	22%	52%	50%	53%	52%	36%

See footnote summary on page 28.

26 | AB DISCOVERY VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30,
2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 20.53	$ 21.98	$ 25.93	$ 19.12	$ 20.11	$ 21.93

Income From Investment Operations

Net investment income(a)(b)	.07	.17	.24	.27	.20	.19

Net realized and unrealized gain (loss) on investment transactions	3.01	(.06)	(1.72)	6.72	(.33)	.19

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.08	.11	(1.48)	6.99	(.13)	.38

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.27)	(.29)	(.18)	(.22)	(.14)

Distributions from net realized gain on investment transactions	(1.24)	(1.29)	(2.18)	– 0	–	(.64)	(2.06)

Total dividends and distributions	(1.40)	(1.56)	(2.47)	(.18)	(.86)	(2.20)

Net asset value, end of period	$ 22.21	$ 20.53	$ 21.98	$ 25.93	$ 19.12	$ 20.11

Total Return

Total investment return based on net asset value(d)*	15.90%	.77%	(6.71)%	36.76%	(.71)%	2.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$531,035	$698,987	$905,260	$972,914	$897,818	$939,099

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.80	%^	.80%	.79%	.78%	.81%	.79%

Expenses, before waivers/reimbursements	.80	%^	.80%	.79%	.78%	.81%	.79%

Net investment income(b)	.66	%^	.86%	1.05%	1.11%	1.19%	.97%

Portfolio turnover rate.	22%	52%	50%	53%	52%	36%

See footnote summary on page 28.

abfunds.com	AB DISCOVERY VALUE FUND | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2019 by .05%.

^	Annualized.

See notes to financial statements

28 | AB DISCOVERY VALUE FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB DISCOVERY VALUE FUND | 29

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

30 | AB DISCOVERY VALUE FUND	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was the same as the median.

abfunds.com	AB DISCOVERY VALUE FUND | 31

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted

32 | AB DISCOVERY VALUE FUND	abfunds.com

that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

abfunds.com	AB DISCOVERY VALUE FUND | 33

NOTES

34 | AB DISCOVERY VALUE FUND	abfunds.com

NOTES

abfunds.com	AB DISCOVERY VALUE FUND | 35

NOTES

36 | AB DISCOVERY VALUE FUND	abfunds.com

AB DISCOVERY VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

DV-0152-0524

MAY 05.31.24

SEMI-ANNUAL REPORT

AB VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Financials – 17.8%
Banks – 8.5%
Bank of America Corp.	317,150	$12,682,828
Comerica, Inc.	89,083	4,564,613
First Citizens BancShares, Inc./NC – Class A	2,100	3,566,703
Wells Fargo & Co.	262,243	15,713,601

		36,527,745

Capital Markets – 4.5%
Charles Schwab Corp. (The)	125,705	9,211,662
Morgan Stanley	103,553	10,131,626

		19,343,288

Insurance – 4.8%
Progressive Corp. (The)	68,773	14,523,482
Reinsurance Group of America, Inc.	28,693	6,019,791

		20,543,273

		76,414,306

Health Care – 16.8%
Biotechnology – 0.8%
AbbVie, Inc.	21,246	3,425,705

Health Care Equipment & Supplies – 2.8%
Medtronic PLC	98,840	8,042,611
Zimmer Biomet Holdings, Inc.	36,205	4,169,006

		12,211,617

Health Care Providers & Services – 7.6%
HCA Healthcare, Inc.	29,682	10,084,459
Humana, Inc.	10,621	3,803,593
Labcorp Holdings, Inc.	44,631	8,699,028
UnitedHealth Group, Inc.	19,776	9,796,437

		32,383,517

Life Sciences Tools & Services – 1.7%
Thermo Fisher Scientific, Inc.	13,050	7,412,139

Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	88,372	3,631,206
Merck & Co., Inc.	104,273	13,090,432

		16,721,638

		72,154,616

Information Technology – 11.8%
Semiconductors & Semiconductor Equipment – 4.9%
Lam Research Corp.	9,083	8,469,352
NXP Semiconductors NV	45,762	12,451,840

		20,921,192

abfunds.com	AB VALUE FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 4.7%
Gen Digital, Inc.	355,205	$8,819,740
Oracle Corp.	95,004	11,133,519

		19,953,259

Technology Hardware, Storage & Peripherals – 2.2%
Western Digital Corp.(a)	127,158	9,573,726

		50,448,177

Industrials – 11.5%
Building Products – 1.5%
Builders FirstSource, Inc.(a)	38,680	6,219,357

Construction & Engineering – 0.9%
MasTec, Inc.(a)	35,837	4,022,703

Electrical Equipment – 3.3%
Eaton Corp. PLC	26,787	8,916,053
Sensata Technologies Holding PLC	128,537	5,311,149

		14,227,202

Ground Transportation – 0.7%
ArcBest Corp.	29,251	3,086,566

Machinery – 3.7%
PACCAR, Inc.	117,195	12,598,462
Stanley Black & Decker, Inc.	39,270	3,423,166

		16,021,628

Professional Services – 1.4%
Robert Half, Inc.	90,865	5,836,259

		49,413,715

Energy – 8.7%
Energy Equipment & Services – 2.8%
Baker Hughes Co.	356,436	11,933,477

Oil, Gas & Consumable Fuels – 5.9%
Cameco Corp.	125,198	6,949,741
EOG Resources, Inc.	70,222	8,746,150
Exxon Mobil Corp.	83,705	9,815,249

		25,511,140

		37,444,617

Consumer Staples – 7.2%
Beverages – 1.4%
Coca-Cola Co. (The)	93,377	5,876,214

Consumer Staples Distribution & Retail – 4.2%
Walmart, Inc.	274,913	18,078,279

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 1.6%
Procter & Gamble Co. (The)	40,444	$6,654,656

		30,609,149

Consumer Discretionary – 6.2%
Hotels, Restaurants & Leisure – 1.6%
Hyatt Hotels Corp. – Class A(b)	22,401	3,303,475
Restaurant Brands International, Inc.	50,494	3,462,879

		6,766,354

Household Durables – 0.8%
PulteGroup, Inc.	29,012	3,403,688

Specialty Retail – 3.2%
AutoZone, Inc.(a)	1,044	2,891,817
Bath & Body Works, Inc.	67,009	3,480,448
Lowe’s Cos., Inc.	32,683	7,232,421

		13,604,686

Textiles, Apparel & Luxury Goods – 0.6%
Tapestry, Inc.	64,914	2,823,110

		26,597,838

Materials – 5.7%
Chemicals – 4.7%
Corteva, Inc.	131,617	7,362,655
LyondellBasell Industries NV – Class A	127,343	12,660,441

		20,023,096

Metals & Mining – 1.0%
ATI, Inc.(a)	71,114	4,362,133

		24,385,229

Communication Services – 5.5%
Diversified Telecommunication Services – 2.3%
Charter Communications, Inc. – Class A(a)(b)	11,907	3,418,738
Comcast Corp. – Class A	161,546	6,466,686

		9,885,424

Entertainment – 1.2%
Walt Disney Co. (The)	50,070	5,202,774

Wireless Telecommunication Services – 2.0%
T-Mobile US, Inc.	47,554	8,320,048

		23,408,246

Utilities – 4.7%
Electric Utilities – 1.7%
American Electric Power Co., Inc.	83,180	7,506,995

abfunds.com	AB VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Multi-Utilities – 3.0%
Ameren Corp.	90,737	$6,657,374
CenterPoint Energy, Inc.	198,989	6,071,154

		12,728,528

		20,235,523

Real Estate – 4.0%
Hotel & Resort REITs – 0.9%
Ryman Hospitality Properties, Inc.	35,446	3,724,311

Industrial REITs – 1.3%
Prologis, Inc.	49,308	5,448,041

Office REITs – 0.8%
Alexandria Real Estate Equities, Inc.	30,976	3,686,144

Specialized REITs – 1.0%
Equinix, Inc.	5,692	4,342,882

		17,201,378

Total Common Stocks (cost $321,956,668)		428,312,794

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(c)(d)(e) (cost $312,095)	312,095	312,095

Total Investments – 100.0% (cost $322,268,763)		428,624,889
Other assets less liabilities – 0.0%		65,303

Net Assets – 100.0%		$428,690,192

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 | AB VALUE FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2024 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $321,956,668)	$428,312,794	(a)
Affiliated issuers (cost $312,095)	312,095
Unaffiliated dividends receivable	620,986
Receivable for shares of beneficial interest sold	4,813
Affiliated dividends receivable	618
Receivable due from Adviser	22

Total assets	429,251,328

Liabilities
Advisory fee payable	213,106
Custody and accounting fees payable	142,533
Payable for shares of beneficial interest redeemed	113,003
Administrative fee payable	39,342
Distribution fee payable	12,848
Transfer Agent fee payable	9,549
Trustees’ fees payable	5,994
Accrued expenses	24,761

Total liabilities	561,136

Net Assets	$428,690,192

Composition of Net Assets
Paid-in capital	$301,469,855
Distributable earnings	127,220,337

Net Assets	$428,690,192

Net Asset Value Per Share—unlimited shares authorized, without par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$50,712,503	2,817,996	$18.00	*

C	$843,082	46,277	$18.22

Advisor	$375,436,565	20,831,061	$18.02

I	$1,698,042	95,388	$17.80

(a)	Includes securities on loan with a value of $6,654,578 (see Note E).

*	The maximum offering price per share for Class A shares was $18.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB VALUE FUND | 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $24,168)	$4,483,598
Affiliated issuers	27,069
Interest	49
Securities lending income	3,447	$4,514,163

Expenses
Advisory fee (see Note B)	1,165,339
Distribution fee—Class A	64,321
Distribution fee—Class C	4,548
Distribution fee—Class R	867
Distribution fee—Class K	6,116
Transfer agency—Class A	10,489
Transfer agency—Class C	237
Transfer agency—Advisor Class	74,261
Transfer agency—Class R	395
Transfer agency—Class K	4,787
Transfer agency—Class I	496
Administrative	49,487
Registration fees	44,836
Custody and accounting	35,239
Audit and tax	25,746
Legal	19,297
Printing	14,668
Trustees’ fees	12,429
Miscellaneous	14,559

Total expenses	1,548,117
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,488)

Net expenses		1,546,629

Net investment income		2,967,534

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		18,235,814
Foreign currency transactions		155
Net change in unrealized appreciation (depreciation) of:
Investments		36,910,842
Foreign currency denominated assets and liabilities		(15)

Net gain on investment and foreign currency transactions		55,146,796

Net Increase in Net Assets from Operations		$58,114,330

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023
Increase in Net Assets from Operations
Net investment income	$2,967,534	$5,845,465
Net realized gain on investment transactions	18,235,969	14,647,025
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	36,910,827	7,407,862

Net increase in net assets from operations	58,114,330	27,900,352
Distributions to Shareholders
Class A	(2,252,713)	(5,442,295)
Class C	(31,965)	(152,368)
Advisor Class	(16,452,685)	(38,917,044)
Class R	(15,001)	(35,422)
Class K	(261,447)	(742,979)
Class I	(84,771)	(189,306)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(1,811,387)	8,451,820

Total increase (decrease)	37,204,361	(9,127,242)
Net Assets
Beginning of period	391,485,831	400,613,073

End of period	$428,690,192	$391,485,831

See notes to financial statements.

abfunds.com	AB VALUE FUND | 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2024 (unaudited)

NOTE A

Significant Accounting Policies

AB Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series company currently comprised of three funds. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Value Fund (the “Fund”), a diversified fund. The Fund offers Class A, Class C, Advisor Class, and Class I shares. Class B, Class R and Class K shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB VALUE FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

10 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$428,312,794		$	– 0	–	$	– 0	–	$428,312,794
Short-Term Investments	312,095			– 0	–		– 0	–	312,095

Total Investments in Securities	428,624,889			– 0	–		– 0	–	428,624,889
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$428,624,889		$	– 0	–	$	– 0	–	$428,624,889

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

abfunds.com	AB VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

12 | AB VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2024, the reimbursement for such services amounted to $49,487.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $46,200 for the six months ended May 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $446 from the sale of Class A shares and received $20 and $92 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net

abfunds.com	AB VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2024, such waiver amounted to $1,081.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2024 is as follows:

Fund	Market Value 11/30/23 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$79,477	$79,165	$312		$27
Government Money Market Portfolio*		5,071		11,712	16,783	– 0	–	1

Total						$312		$28

*	Investments of cash collateral for securities lending transactions (see Note E)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $964,676, $148,645 and $85,344 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution

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NOTES TO FINANCIAL STATEMENTS (continued)

and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$88,696,534		$102,103,620
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$111,840,890
Gross unrealized depreciation	(5,484,764)

Net unrealized appreciation	$106,356,126

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund

abfunds.com	AB VALUE FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio,

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NOTES TO FINANCIAL STATEMENTS (continued)

as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,654,578	$	– 0	–	$6,622,819	$2,704	$743	$407

*	As of May 31, 2024.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Class A
Shares sold	27,212	158,204	$462,257	$2,467,936

Shares issued in reinvestment of dividends and distributions	129,001	324,714	2,025,312	4,802,517

Shares converted from Class C	8,886	13,523	150,572	210,744

Shares redeemed	(271,287)	(383,705)	(4,735,191)	(6,046,430)

Net increase (decrease)	(106,188)	112,736	$(2,097,050)	$1,434,767

Class C
Shares sold	7,123	10,745	$121,143	$172,083

Shares issued in reinvestment of dividends and distributions	1,271	7,834	20,277	117,353

Shares converted to Class A	(8,764)	(13,406)	(150,572)	(210,744)

Shares redeemed	(7,478)	(35,919)	(131,935)	(540,316)

Net decrease	(7,848)	(30,746)	$(141,087)	$(461,624)

abfunds.com	AB VALUE FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023	Six Months Ended May 31, 2024 (unaudited)	Year Ended November 30, 2023

Advisor Class
Shares sold	1,311,188	2,004,317	$22,024,485	$31,096,667

Shares issued in reinvestment of dividends and distributions	795,829	2,033,938	12,502,484	30,102,288

Shares redeemed	(1,600,983)	(3,410,909)	(27,414,752)	(53,306,634)

Net increase	506,034	627,346	$7,112,217	$7,892,321

Class R
Shares sold	934	9,996	$16,055	$153,643

Shares issued in reinvestment of dividends and distributions	958	2,403	15,001	35,421

Shares redeemed	(23,365)	(10,006)	(418,784)	(157,151)

Net increase (decrease)	(21,473)	2,393	$(387,728)	$31,913

Class K
Shares sold	14,024	62,255	$230,099	$929,154

Shares issued in reinvestment of dividends and distributions	17,043	51,381	261,444	742,971

Shares redeemed	(386,876)	(146,473)	(6,636,108)	(2,241,644)

Net decrease	(355,809)	(32,837)	$(6,144,565)	$(569,519)

Class I
Shares sold	1,571	13,079	$26,856	$196,302

Shares issued in reinvestment of dividends and distributions	2,099	3,433	32,551	50,194

Shares redeemed	(12,224)	(7,908)	(212,581)	(122,534)

Net increase (decrease)	(8,554)	8,604	$(153,174)	$123,962

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It

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NOTES TO FINANCIAL STATEMENTS (continued)

includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2023 and November 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$5,972,242	$16,429,574
Net long-term capital gains	39,507,172	25,101,752

Total taxable distributions paid	$45,479,414	$41,531,326

As of November 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,781,752
Undistributed capital gains	14,317,498
Unrealized appreciation (depreciation)	69,105,339	(a)

Total accumulated earnings (deficit)	$88,204,589

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2023, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB VALUE FUND | 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2024	Year Ended November 30,
(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 16.43	$ 17.31	$ 18.45	$ 14.86	$ 15.30	$ 15.36

Income From Investment Operations

Net investment income(a)(b)	.10	.20	.19	.16	.19	.20

Net realized and unrealized gain (loss) on investment transactions	2.24	.86	.44	3.61	(.30)	.38

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.34	1.06	.63	3.77	(.11)	.58

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.23)	(.18)	(.18)	(.22)	(.15)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)	(.49)

Total dividends and distributions	(.77)	(1.94)	(1.77)	(.18)	(.33)	(.64)

Net asset value, end of period	$ 18.00	$ 16.43	$ 17.31	$ 18.45	$ 14.86	$ 15.30

Total Return

Total investment return based on net asset value(d)*	14.94%	7.35%	3.39%	25.68%	(.76)%	4.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,712	$48,039	$48,671	$50,255	$43,203	$46,800

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.94	%^	.96%	.95%	.95%	.99%	.99%

Expenses, before waivers/reimbursements	.94	%^	.97%	.95%	.95%	.99%	.99%

Net investment income(b)	1.19	%^	1.31%	1.12%	.90%	1.44%	1.38%

Portfolio turnover rate	21%	45%	46%	42%	61%	45%

See footnote summary on page 26.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2024	Year Ended November 30,
(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 16.52	$ 17.37	$ 18.50	$ 14.85	$ 15.28	$ 15.30

Income From Investment Operations

Net investment income(a)(b)	.04	.09	.06	.03	.09	.09

Net realized and unrealized gain (loss) on investment transactions	2.27	.86	.44	3.63	(.32)	.38

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.31	.95	.50	3.66	(.23)	.47

Less: Dividends and Distributions

Dividends from net investment income	(.03)	(.09)	(.04)	(.01)	(.09)	– 0	–

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)	(.49)

Total dividends and distributions	(.61)	(1.80)	(1.63)	(.01)	(.20)	(.49)

Net asset value, end of period	$ 18.22	$ 16.52	$ 17.37	$ 18.50	$ 14.85	$ 15.28

Total Return

Total investment return based on net asset value(d)*	14.48%	6.54%	2.62%	24.75%	(1.54)%	3.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$843	$894	$1,474	$1,419	$1,046	$1,899

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.70	%^	1.72%	1.71%	1.71%	1.75%	1.74%

Expenses, before waivers/reimbursements	1.70	%^	1.72%	1.71%	1.71%	1.75%	1.74%

Net investment income(b)	.45	%^	.60%	.38%	.15%	.69%	.62%

Portfolio turnover rate	21%	45%	46%	42%	61%	45%
See footnote summary on page 26.

abfunds.com	AB VALUE FUND | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2024	Year Ended November 30,
(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 16.47	$ 17.36	$ 18.50	$ 14.90	$ 15.33	$ 15.40

Income From Investment Operations

Net investment income(a)(b)	.12	.24	.23	.21	.23	.24

Net realized and unrealized gain (loss) on investment transactions	2.24	.85	.44	3.60	(.30)	.37

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.36	1.09	.67	3.81	(.07)	.61

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.27)	(.22)	(.21)	(.25)	(.19)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)	(.49)

Total dividends and distributions	(.81)	(1.98)	(1.81)	(.21)	(.36)	(.68)

Net asset value, end of period	$ 18.02	$ 16.47	$ 17.36	$ 18.50	$ 14.90	$ 15.33

Total Return

Total investment return based on net asset value(d)*	15.07%	7.57%	3.66%	25.97%	(.47)%	4.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$375,437	$334,806	$341,919	$364,323	$314,298	$320,680

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.69	%^	.71%	.70%	.70%	.74%	.74%

Expenses, before waivers/reimbursements	.69	%^	.71%	.70%	.70%	.74%	.74%

Net investment income(b)	1.44	%^	1.56%	1.37%	1.15%	1.68%	1.64%

Portfolio turnover rate	21%	45%	46%	42%	61%	45%

See footnote summary on page 26.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2024	Year Ended November 30,
(unaudited)	2023	2022	2021	2020	2019

Net asset value, beginning of period	$ 16.28	$ 17.19	$ 18.34	$ 14.77	$ 15.20	$ 15.27

Income From Investment Operations

Net investment income(a)(b)	.12	.24	.23	.21	.23	.24

Net realized and unrealized gain (loss) on investment transactions	2.22	.83	.44	3.58	(.29)	.38

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.34	1.07	.67	3.79	(.06)	.62

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.27)	(.23)	(.22)	(.26)	(.20)

Distributions from net realized gain on investment transactions	(.58)	(1.71)	(1.59)	– 0	–	(.11)	(.49)

Total dividends and distributions	(.82)	(1.98)	(1.82)	(.22)	(.37)	(.69)

Net asset value, end of period	$ 17.80	$ 16.28	$ 17.19	$ 18.34	$ 14.77	$ 15.20

Total Return

Total investment return based on net asset value(d)*	15.09%	7.63%	3.66%	25.97%	(.44)%	4.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,698	$1,693	$1,638	$1,785	$1,527	$1,613

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.71	%^	.70%	.68%	.68%	.71%	.70%

Expenses, before waivers/reimbursements	.71	%^	.70%	.68%	.68%	.71%	.70%

Net investment income(b)	1.44	%^	1.56%	1.40%	1.17%	1.72%	1.68%

Portfolio turnover rate	21%	45%	46%	42%	61%	45%

See footnote summary on page 26.

abfunds.com	AB VALUE FUND | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2019 by .04%.

^	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of AB Trust (the “Company”) unanimously approved the continuance of the Advisory Agreement with the Adviser in respect of AB Value Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB VALUE FUND | 27

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

28 | AB VALUE FUND	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

abfunds.com	AB VALUE FUND | 29

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians of a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

32 | AB VALUE FUND	abfunds.com

AB VALUE FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

VAL-0152-0524

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 26, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 26, 2024